Lease liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2026	Aug. 31, 2025
Lease liabilities
Opening balance	$ 7,005,591	$ 192,566
Additions	3,843,925	87,604
Repayment	(1,371,619)	(492,496)
Interest on lease liability	344,002	41,478
Lease termination	(291,004)	(34,926)
Business acquisition		7,213,676
Currency translation	2,412	(2,311)
Closing balance	9,533,307	7,005,591
Current	2,498,210	1,666,853
Non-current	$ 7,035,097	$ 5,338,738